Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Debt [Abstract]
Debt

Note 5. Debt

Long-term debt consists of:

	March 31, 2012	December 31, 2011
Credit facility debt: (a)
Term A Facility	$975,426	$1,025,065
Term B Facility	578,671	579,781
Senior Notes	686,671	686,434
	2,240,768	2,291,280
Less: current portion	5,950	5,950
Total	$2,234,818	$2,285,330

(a) The $500,000 revolving credit facility remains undrawn at March 31, 2012. Total undrawn revolver commitments are available to be drawn for general corporate purposes of the Company.

During the three months ended March 31, 2012, the Company voluntarily prepaid $50,000 under the Term

A Facility. This voluntary prepayment was applied to the earliest required quarterly installments due, and was in addition to the regularly scheduled quarterly principal payment made under the Term B Facility. As a result of the voluntary prepayment, the next required quarterly installment under the Term A Facility will be due on June 30, 2014 in the amount of $19,500. The Company wrote-off $312 of deferred financing costs associated with the voluntary prepayment during the three months ended March 31, 2012.

Note 8. Debt

Senior Secured Credit Facility

     On June 30, 2011 (the "Closing Date"), AMC Networks, as Borrower, and substantially all of its subsidiaries, as restricted subsidiaries, entered into a credit agreement (the "Credit Facility"). The Credit Facility provides AMC Networks with senior secured credit facilities consisting of a $1,130,000 term loan A facility (the "Term A Facility"), a $595,000 term loan B facility (the "Term B Facility") and a $500,000 revolving credit facility (the "Revolving Facility"). The Term A Facility and the Term B Facility were discounted $5,650 and $12,986, respectively, upon original issuance. The Term A Facility matures June 30, 2017, the Term B Facility matures December 31, 2018 and the Revolving Facility matures June 30, 2016. On the Closing Date, AMC Networks borrowed $1,130,000 under the Term A Facility and $595,000 under the Term B Facility, of which approximately $577,000 was issued to CSC Holdings as partial consideration for the transfer to AMC Networks of the RMH businesses on June 6, 2011 pursuant to the Contribution Agreement, among AMC Networks, CSC Holdings and Cablevision and was in connection with the Distribution of AMC Networks from Cablevision consummated on June 30, 2011. The issuance of debt to CSC Holdings is reflected as a deemed capital distribution in the consolidated statement of stockholders' (deficiency) equity for the year ended December 31, 2011.

     The Revolving Facility was not drawn upon on the Closing Date and remains undrawn at December 31, 2011. Total undrawn revolver commitments are available to be drawn for general corporate purposes of the Company.

     In connection with the Credit Facility, AMC Networks incurred deferred financing costs of $26,309, which are being amortized to interest expense, utilizing the effective interest method, over the term of each respective component of the Credit Facility.

     Borrowings under the Credit Facility bear interest at a floating rate, which at the option of AMC Networks may be (1) for the Term A Facility and the Revolving Facility, either (a) a base rate plus an additional rate ranging from 0.50% to 1.25% per annum (determined based on a cash flow ratio), or (b) a Eurodollar rate plus an additional rate ranging from 1.50% to 2.25% per annum (determined based on a cash flow ratio), and (2) for the Term B Facility, either (a) 2.00% per annum above the base rate, or (b) 3.00% per annum above a Eurodollar rate (and subject to a LIBOR floor of 1.00% per annum). At December 31, 2011, the interest rate on the Term A Facility and the Term B Facility was 2.03% and 4.00%, respectively, reflecting a Eurodollar rate for each plus the additional rate as described herein.

     All obligations under the Credit Facility are guaranteed jointly and severally by substantially all of AMC Networks' existing and future domestic restricted subsidiaries as primary obligors in accordance with the Credit Facility. All obligations under the Credit Facility, including the guarantees of those obligations, are secured by substantially all of the assets of AMC Networks and these subsidiaries. Cablevision is not a guarantor of, and does not otherwise have any obligations relating to, the Credit Facility or any of the Company's other indebtedness.

     The borrowings under the Term A Facility and Revolving Facility portions of the Credit Facility may be voluntarily prepaid without premiums and penalty at any time. The Credit Facility also provides for various mandatory prepayments, including with the proceeds from certain dispositions of property and borrowings. Before giving effect to the voluntary prepayments of the Term A Facility made during 2011 discussed below, the Term A Facility is required to be repaid in quarterly installments of $14,125 beginning September 30, 2012 through June 30, 2013, $28,250 beginning September 30, 2013 through June 30, 2014, $42,375 beginning September 30, 2014 through June 30, 2015, $56,500 beginning September 30, 2015 through March 31, 2017 and $395,500 on June 30, 2017, the Term A Facility maturity date. The Term B Facility is required to be repaid in quarterly installments of approximately $1,488 through September 30, 2018 and approximately $551,863 on December 31, 2018, the Term B Facility maturity date. The Term B Facility is not payable before maturity other than through repayments as noted above or through a refinancing with debt having a maturity date no earlier than December 31, 2018. Any amounts outstanding under the Revolving Facility are due at maturity on June 30, 2016.

     The Credit Facility contains certain affirmative and negative covenants and also requires AMC Networks to comply with the following financial covenants: (i) a maximum ratio of net debt to annual operating cash flow (each defined in the Credit Facility) of 7.00:1 initially, and decreasing in increments to 5.50:1 for periods on and after January 1, 2015; and (ii) a minimum ratio of annual operating cash flow to annual total interest expense (as defined in the Credit Facility) of 2.50:1 initially, increasing to 2.75:1 for periods on and after January 1, 2014.

     The Credit Facility requires AMC Networks to pay a commitment fee of between 0.25% and 0.50% (determined based on a cash flow ratio) in respect of the average daily unused commitments under the Revolving Facility. AMC Networks is also required to pay customary letter of credit fees, as well as fronting fees, to banks that issue letters of credit pursuant to the Credit Facility.

     The Company may request an increase in the Term A Facility and/or Revolving Facility by an aggregate amount not exceeding the greater of $400,000 and an amount, which after giving effect to such increase, would not cause the ratio of senior debt to annual operating cash flow, as defined, to exceed 4.75:1. As of December 31, 2011, the Company does not have any commitments for an incremental facility.

     AMC Networks was in compliance with all of its financial covenants under its Credit Facility as of December 31, 2011.

Voluntary Prepayments of Term A Facility

     During 2011, the Company voluntarily prepaid $100,000 of the outstanding balance under the Term A Facility. These voluntary prepayments were applied to the earliest required quarterly installments due. As a result, as of December 31, 2011, the next required quarterly installment under the Term A Facility is due on December 31, 2013 in the amount of $13,000 with quarterly installments due under the Term A Facility subsequent to December 31, 2013 remaining unchanged. The Company recorded a write-off of deferred financing costs and a loss on extinguishment of debt of $544 and $191, respectively, associated with the prepayment in the consolidated statement of income for the year ended December 31, 2011.

     In March 2012, the Company voluntarily prepaid $50,000 of the outstanding balance under the Term A Facility. These voluntary prepayments were applied to the earliest required quarterly installments due.

7.75% Senior Notes due 2021

     On June 30, 2011, AMC Networks issued $700,000 in aggregate principal amount of its 7.75% senior notes, net of an original issue discount of $14,000, due July 15, 2021 (the "Notes") to CSC Holdings, as partial consideration for the transfer to AMC Networks of the RMH businesses on June 6, 2011, which is reflected as a deemed capital distribution in the consolidated statement of stockholders' (deficiency) equity for the year ended December 31, 2011. The transfer was made pursuant to the Contribution Agreement. CSC Holdings used the Company's Notes to satisfy and discharge outstanding CSC Holdings debt. The recipients of the Notes or their affiliates then offered the Notes to investors, through an offering memorandum dated June 22, 2011, which ultimately resulted in the Notes being held by third party investors.

The Notes were issued under an indenture dated as of June 30, 2011 (the "Indenture").

     In connection with the issuance of the Notes, AMC Networks incurred deferred financing costs of $1,145, which are being amortized, utilizing the effective interest method, to interest expense over the term of the Notes.

     Interest on the Notes accrues at the rate of 7.75% per annum and is payable semi-annually in arrears on January 15 and July 15 of each year, commencing on January 15, 2012.

     The Notes may be redeemed, in whole or in part, at any time on or after July 15, 2016, at a redemption price equal to 103.875% of the principal amount thereof (plus accrued and unpaid interest thereon, if any, to the date of such redemption), declining annually to 100% of the principal amount thereof (plus accrued and unpaid interest thereon, if any, to the date of such redemption) beginning on July 15, 2019.

     In addition, if AMC Networks experiences a "Change of Control" (as defined in the Indenture), the holders of the Notes may require AMC Networks to repurchase for cash all or a portion of their Notes at a price equal to 101% of the principal amount thereof (plus accrued and unpaid interest thereon, if any, to the date of such repurchase).

     The Notes are guaranteed on a senior unsecured basis by certain of AMC Networks' existing and future domestic restricted subsidiaries (the "Subsidiary Guarantors"), in accordance with the Indenture. Cablevision is not a guarantor of, and does not otherwise have any obligations relating to, the Notes.

     AMC Networks is a holding company and has no independent assets or operations of its own, the guarantees under the Notes are full and unconditional and joint and several, and any subsidiaries of AMC Networks other than the Subsidiary Guarantors are minor. There are no restrictions on the ability of AMC Networks or any of the Subsidiary Guarantors to obtain funds from its subsidiaries by dividend or loan.

     The Indenture contains certain affirmative and negative covenants applicable to AMC Networks and its Subsidiary Guarantors, including restrictions on their ability to incur additional indebtedness, consummate certain asset sales, make investments in entities that are not "Restricted Subsidiaries" (as defined in the Indenture), create liens on their assets, enter into certain affiliate transactions and make certain restricted payments, including restrictions on AMC Networks' ability to pay dividends on, or repurchase, its common stock.

     AMC Networks entered into a registration rights agreement, dated as of June 30, 2011 (the "Registration Rights Agreement"), among AMC Networks, the Subsidiary Guarantors and the initial purchasers of the Notes, pursuant to which AMC Networks agreed to file a registration statement with the Securities and Exchange Commission ("SEC") with respect to an offer to exchange the Notes for registered notes which will have terms identical in all material respects to the Notes except that the registered notes will not contain terms that provide for restrictions on transfer, and use its commercially reasonable best efforts to cause the exchange offer registration statement to be declared effective by the SEC by July 1, 2012. In certain circumstances, AMC Networks may be required to file a shelf registration statement with the SEC registering the resale of the Notes by the holders thereof, in lieu of an exchange offer to such holders. AMC Networks will be required to pay specified additional interest on the Notes if it fails to comply with its registration obligations under the Registration Rights Agreement.

Summary of Debt Maturities

     Total amounts payable by the Company under its various debt obligations (excluding capital leases) outstanding as of December 31, 2011 are as follows:

Years Ending December 31,
2012	$5,950
2013	18,950
2014	147,200
2015	203,700
2016	231,950
Thereafter	1,714,275

RNS Senior Notes and Senior Subordinated Notes Redemption RNS Senior Notes

     In April 2011, Rainbow National Services LLC ("RNS"), a wholly-owned indirect subsidiary of the Company, issued a notice of redemption to holders of its 8 3/4% senior notes due September 2012. In connection therewith, on May 13, 2011 RNS redeemed 100% of the outstanding senior notes at a redemption price equal to 100% of the principal amount of the notes of $300,000, plus accrued and unpaid interest of $5,250 to the redemption date. In order to fund the May 13, 2011 redemption, the Company borrowed $300,000 under its $300,000 revolving credit facility which existed prior to the Closing Date. The Company used cash on hand to fund the payment of accrued and unpaid interest of $5,250. In connection with the redemption, the Company recorded a write-off of the related unamortized deferred financing costs and a loss on extinguishment of debt of $1,186 and $350, respectively, in the consolidated statement of income for the year ended December 31, 2011.

RNS Senior Subordinated Notes (tender prices per note in dollars)

     On June 15, 2011, RNS announced that it commenced a cash tender offer (the "Tender Offer") for all of its outstanding $325,000 aggregate principal amount 10 3/8% senior subordinated notes due 2014 (the "RNS Senior Subordinated Notes") for total consideration of $1,039.58 per $1,000 principal amount of notes tendered for purchase, consisting of tender offer consideration of $1,029.58 per $1,000 principal amount of notes plus an early tender premium of $10 per $1,000 principal amount of notes. The Tender Offer was made in connection with the Distribution of AMC Networks by Cablevision and was subject to certain conditions, including the completion of the Distribution.

     In connection with the Tender Offer, on June 30, 2011 RNS redeemed 100% of the outstanding $325,000 aggregate principal amount of the RNS Senior Subordinated Notes. The Company used proceeds from borrowings under the Credit Facility to fund the redemption, and payment of fees and accrued and unpaid interest of $11,146. Tender premiums aggregating $12,864, along with accretion to the principal amount and other transaction costs of $1,321 have been recorded in loss on extinguishment of debt in the consolidated statement of income for the year ended December 31, 2011. The related unamortized deferred financing costs aggregating approximately $2,455 were written off and recorded in write-off of deferred financing costs in the consolidated statement of income for the year ended December 31, 2011.

RNS Credit Facility Repayment

     Outstanding borrowings under the RNS term loan facility and revolving credit facility were $425,000 and $50,000, respectively, at December 31, 2010. In connection with the Distribution, RNS repaid amounts then outstanding under its RNS credit facility at June 30, 2011 of $412,500 under its term A loan facility and $300,000 under its revolving credit facility which aggregated $713,785, including accrued and unpaid interest and fees to the repayment date of June 30, 2011. The Company used proceeds from borrowings under the Credit Facility to fund the repayment. The related unamortized deferred financing costs aggregating approximately $2,062 were written off and recorded in write-off of deferred financing costs in the consolidated statement of income for the year ended December 31, 2011.

RMH Promissory Note with Madison Square Garden

     As of December 31, 2009, Madison Square Garden, L.P., a subsidiary of The Madison Square Garden Company ("MSG"), a related party of Cablevision, had extended advances aggregating $190,000 to RMH. On January 28, 2010, in connection with the distribution of MSG from Cablevision, the advances were replaced with a promissory note from RMH to Madison Square Garden, L.P. having a principal amount of $190,000, an interest rate of 3.25% and a maturity date of June 30, 2010. In March 2010, the $190,000 of indebtedness was repaid by the Company to MSG, including $914 of interest accrued from January 28, 2010 through the date of repayment, which was funded by a capital contribution from Cablevision.